Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Hicks Acquisition CO II, Inc.	Hicks Acquisition CO II, Inc.
Entity Central Index Key	0001416995	0001416995
Document Type	Other	Other
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	false	false
Entity Filer Category	Accelerated Filer	Accelerated Filer